Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares		Dec. 31, 2021 CNY (¥) ¥ / shares shares
Total net revenues		¥ 19,764	$ 2,783	¥ 7,796		¥ 8,010
Cost of revenues		(7,592)	(1,069)	(5,137)		(5,137)
Gross profit		12,172	1,714	2,659		2,873
Sales and marketing expenses		(2,477)	(349)	(2,041)		(4,862)
General and administrative expenses		(41,222)	(5,806)	(37,714)		(37,588)
Research and development expenses		(2,184)	(308)	(9,352)		(5,374)
Loss on impairment of long-lived assets and long-term investment		(1,996)	(281)
Allowance for doubtful accounts		(1,196)	(168)	(9,801)
Total operating expenses		(49,075)	(6,912)	(58,908)		(47,824)
Operating loss		(36,903)	(5,198)	(56,249)		(44,951)
Interest income		562	79	49		437
Interest expenses		(1,860)	(262)	(764)		(696)
Other income		16,927	2,384	3,206		3,026
Other expenses		(1,579)	(222)	(3,904)		(4,298)
Loss before income taxes		(22,853)	(3,219)	(57,662)		(46,482)
Income tax expenses		(2,613)	(368)	(5)		(2,582)
Net loss		(25,466)	(3,587)	(57,667)		(49,064)
Less: Net loss attributable to non-controlling interests		(6,128)	(863)	(11,746)		(7,665)
Net loss attributable to the Company’s shareholders		¥ (19,338)	$ (2,724)	¥ (45,921)		¥ (41,399)
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (15.56)	$ (2.19)	¥ (91.84)	[1]	¥ (82.8)	[1]
Weighted average shares used in calculating basic and diluted loss per share *
Basic (in Shares)	[1]	1,243,140	1,243,140	500,000		500,000
Net loss		¥ (25,466)	$ (3,587)	¥ (57,667)		¥ (49,064)
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments		446	63
Comprehensive loss		(25,020)	(3,524)	(57,667)		(49,064)
Product sales
Total net revenues		17,062	2,403	3,061		6,616
Sourcing services
Total net revenues		1,513	213	4,428		1,394
Battery-swapping services
Total net revenues		¥ 1,189	$ 167	¥ 307

[1]	On March 25, 2024, the Company issued an aggregate of every 100 Ordinary Shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one Ordinary Share with a par value of US$0.00001 each, so that immediately following the Share Consolidation, the authorized share capital of the Company shall be changed. As of March 29, 2024, the Company had 246,093,671 Ordinary Shares issued and outstanding, as a result of the Share Consolidation, upon the Effective Date, there will be approximately 2,460,937. As a result of the Share Consolidation, upon the Effective Date, there will be approximately 1,243,140 as of December 31, 2023.The shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1).